Registration No. 333-

As filed with the Securities and Exchange Commission on January 6, 2016

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐         PRE-EFFECTIVE AMENDMENT NO.

☐         POST-EFFECTIVE AMENDMENT NO.

JOHN HANCOCK FUNDS II
(Exact Name of Registrant as Specified in Charter)

601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

617-663-2999
(Registrant’s Area Code and Telephone Number)

John J. Danello, Esq.
John Hancock Funds II
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

Copies to:

Brian D. McCabe, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on February 10, 2016 pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK FUNDS II

CONTENTS OF REGISTRATION AND PROXY STATEMENT

This Registration and Proxy Statement contains the following papers and documents:

Cover Sheet

Contents of Registration and Proxy Statement

Notice of Special Meeting to Shareholders

Part A — Proxy Statement/Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

February [  ], 2016

Your action is required. Please vote today.

Dear shareholder:

At John Hancock Investments, we continually review our lineup of funds to ensure they remain structured to serve the interests of our shareholders first. Part of this ongoing assessment is to promote efficiency and economies of scale by combining funds with substantially similar investment strategies, which can lower shareholder expenses.

Amendment to the Declaration of Trust

With that in mind, I am writing to ask you, the shareholders of the John Hancock Retirement Choices, Retirement Living, and Retirement Living II Portfolios (Retirement Funds), each a series of John Hancock Funds II (Trust), to vote for a proposal amending the Retirement Funds’ Declaration of Trust (Declaration), which would permit mergers of the Retirement Funds into other series of the Trust without shareholder approval, to the extent permitted by applicable law. Of course, mergers involving the Retirement Funds would still require approval by the Board of Trustees.

We are recommending the proposed change to the Declaration because it will permit the consolidation of Retirement Funds as they reach the end of their respective retirement glide paths without incurring the costs associated with obtaining shareholder approval.

Merger of Retirement Choices at 2010 Portfolio into

Retirement Choices at 2015 Portfolio

I am also asking shareholders of Retirement Choices at 2010 Portfolio to vote for its proposed merger into Retirement Choices at 2015 Portfolio. Each portfolio was originally designed for preretirement investors who anticipated retiring in or around the year designated in the respective portfolio’s name. Because both portfolios have reached the end of their retirement glide paths, they are currently pursuing substantially similar investment strategies that are designed for investors now in or near retirement. We have proposed the merger to promote economies of scale, which may reduce shareholder expenses in the future.

Contingent upon the completion of the merger, Retirement Choices at 2015 Portfolio will adopt certain changes to its investment objective and principal investment strategies, and will be renamed Retirement Choices Income Portfolio. These changes are simply intended to reflect the fact that the portfolio has reached the end of its retirement glide path and is now designed for investors in or near retirement. These changes are not expected to expose shareholders to investment strategies that are meaningfully different from those currently in effect.

How to vote

The proposed amendment to the Declaration and the proposed merger cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about [April] [ ], 2016, at the offices of John Hancock Advisers at 601 Congress Street in Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available to cast your proxy vote:

Online, by visiting the website on your proxy card(s) and entering your control number

Phone, by calling the number listed on your proxy card(s)

Mail, by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for voting today.

Sincerely,

Andrew G. Arnott

President and Chief Executive Officer

John Hancock Investments

JOHN HANCOCK FUNDS II

(the “Trust” and each series thereof, a “Fund”)

Retirement Choices at 2055 Portfolio

Retirement Choices at 2050 Portfolio

Retirement Choices at 2045 Portfolio

Retirement Choices at 2040 Portfolio

Retirement Choices at 2035 Portfolio

Retirement Choices at 2030 Portfolio

Retirement Choices at 2025 Portfolio

Retirement Choices at 2020 Portfolio

Retirement Choices at 2015 Portfolio

Retirement Choices at 2010 Portfolio

Retirement Living through 2055 Portfolio

Retirement Living through 2050 Portfolio

Retirement Living through 2045 Portfolio

Retirement Living through 2040 Portfolio

Retirement Living through 2035 Portfolio

Retirement Living through 2030 Portfolio

Retirement Living through 2025 Portfolio

Retirement Living through 2020 Portfolio

Retirement Living through 2015 Portfolio

Retirement Living through 2010 Portfolio

Retirement Living through II 2055 Portfolio

Retirement Living through II 2050 Portfolio

Retirement Living through II 2045 Portfolio

Retirement Living through II 2040 Portfolio

Retirement Living through II 2035 Portfolio

Retirement Living through II 2030 Portfolio

Retirement Living through II 2025 Portfolio

Retirement Living through II 2020 Portfolio

Retirement Living through II 2015 Portfolio

Retirement Living through II 2010 Portfolio

(the “Retirement Funds”)

601 Congress Street

Boston, MA 02210

Notice of Special Meeting of Shareholders

Scheduled for [April] [  ], 2016

This is the formal agenda for the Retirement Funds’ shareholder meeting. It explains what matters will be voted on and the time and place of the meeting, should you want to attend in person.

To the shareholders of the Retirement Funds:

A shareholder meeting of the Retirement Funds will be held at 601 Congress Street, Boston, Massachusetts, on [April] [ ], 2016, at [2:00 P.M.] to consider the following:

1.	A proposal to approve the Amendment to the Trust’s Amended and Restated Agreement and Declaration of Trust. The purpose of this proposal is to permit Retirement Funds to merge with and into other Funds as they reach their target dates. The Retirement Funds are generally expected to pursue the same principal investment strategies once they reach the end of their retirement glide paths. The proposal will streamline the process of consolidating Retirement Funds that have reached the end of their retirement glide paths, which in turn is intended to promote economies of scale and simplify the administration of the consolidated Retirement Funds. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.

All Retirement Fund shareholders will vote on Proposal 1, with shareholders of each Retirement Fund voting as a single class.

2.	A proposal to approve an Agreement and Plan of Reorganization between Retirement Choices at 2010 Portfolio (“RC 2010”) and Retirement Choices at 2015 Portfolio (“RC 2015”). Under this agreement, RC 2010 would transfer all of its assets to RC 2015 in exchange for corresponding shares of RC 2015. These shares would be distributed, as described in the accompanying combined proxy statement and prospectus, proportionately to the shareholders of RC 2010. RC 2015 would also assume substantially all of RC 2010’s liabilities. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.

Shareholders of RC 2010 will vote separately on Proposal 2.

3.	Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on January 22, 2016, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,

/s/ Ariel Ayanna

Ariel Ayanna
Assistant Secretary

Boston, Massachusetts, [February] [  ], 2016

PROXY STATEMENT of

Retirement Choices at 2010 Portfolio,

a series of John Hancock Funds II (the “Trust,” and each series thereof a “Fund”),
(“RC 2010” or the “Acquired Fund”)

and

Retirement Choices at 2055 Portfolio,

Retirement Choices at 2050 Portfolio,

Retirement Choices at 2045 Portfolio,

Retirement Choices at 2040 Portfolio,

Retirement Choices at 2035 Portfolio,

Retirement Choices at 2030 Portfolio,

Retirement Choices at 2025 Portfolio,

Retirement Choices at 2020 Portfolio,

Retirement Choices at 2015 Portfolio,

Retirement Living through 2055 Portfolio,

Retirement Living through 2050 Portfolio,

Retirement Living through 2045 Portfolio,

Retirement Living through 2040 Portfolio,

Retirement Living through 2035 Portfolio,

Retirement Living through 2030 Portfolio,

Retirement Living through 2025 Portfolio,

Retirement Living through 2020 Portfolio,

Retirement Living through 2015 Portfolio,

Retirement Living through 2010 Portfolio,

Retirement Living through II 2055 Portfolio,

Retirement Living through II 2050 Portfolio,

Retirement Living through II 2045 Portfolio,

Retirement Living through II 2040 Portfolio,

Retirement Living through II 2035 Portfolio,

Retirement Living through II 2030 Portfolio,

Retirement Living through II 2025 Portfolio,

Retirement Living through II 2020 Portfolio,

Retirement Living through II 2015 Portfolio and

Retirement Living through II 2010 Portfolio,

each a series of John Hancock Funds II,
(together with RC 2010, collectively, the “Retirement Funds”)

PROSPECTUS for Retirement Choices at 2015 Portfolio, a series of John Hancock Funds II, (“RC 2015” or the “Acquiring Fund”)

The address of each Retirement Fund is 601 Congress Street, Boston, Massachusetts 02210.

* * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on (i) the proposed amendment to the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), and (ii) the proposed reorganization of RC 2010. Please read it carefully and retain it for future reference. The following table summarizes which Retirement Funds (and share classes) are being asked to vote on a particular proposal.

Proposal	Funds	Classes
1	All Retirement Funds	All Classes
2	RC 2010	All Classes

Amendment to Declaration of Trust

▪	Shareholders of all Retirement Funds are being asked to approve a proposed amendment to the Trust’s Declaration of Trust, which will permit mergers of the Retirement Funds into other Funds without shareholder approval. The proposed change will permit the Trust to consolidate Retirement Funds as they reach the end of their respective retirement glide paths without incurring additional cost associated with obtaining shareholder approval.

How the reorganization will work

▪	RC 2010 will transfer all of its assets to RC 2015. RC 2015 will assume substantially all of RC 2010’s liabilities (other than any liabilities of your fund arising under the Agreement and Plan of Reorganization between RC 2010 and RC 2015).

▪	RC 2015 will issue Class R1 shares to RC 2010 in an amount equal to the value of RC 2010’s net assets attributable to its Class R1 shares. These shares will be distributed to RC 2010’s Class R1 shareholders in proportion to their holdings on the reorganization date.

▪	RC 2015 will issue Class R2 shares to RC 2010 in an amount equal to the value of RC 2010’s net assets attributable to its Class R2 shares. These shares will be distributed to RC 2010’s Class R2 shareholders in proportion to their holdings on the reorganization date.

▪	RC 2015 will issue Class R4 shares to RC 2010 in an amount equal to the value of RC 2010’s net assets attributable to its Class R4 shares. These shares will be distributed to RC 2010’s Class R4 shareholders in proportion to their holdings on the reorganization date.

▪	RC 2015 will issue Class R6 shares to RC 2010 in an amount equal to the value of RC 2010’s net assets attributable to its Class R6 shares. These shares will be distributed to RC 2010’s Class R6 shareholders in proportion to their holdings on the reorganization date.

▪	RC 2015 will issue Class 1 shares to RC 2010 in an amount equal to the value of RC 2010’s net assets attributable to its Class 1 shares. These shares will be distributed to RC 2010’s Class 1 shareholders in proportion to their holdings on the reorganization date.

▪	No sales charges will be imposed on shares of RC 2015 received by shareholders of RC 2010.

▪	RC 2010 will be terminated and shareholders of RC 2010 will become shareholders of RC 2015.

▪	For U.S. federal income tax purposes, the reorganization is not intended to result in the recognition of income, gain, or loss by RC 2010, RC 2015, or the shareholders of RC 2010.

In conjunction with, and contingent on completion of, the proposed merger, RC 2015 is expected to change its name to “Retirement Choices Income Portfolio.”

Rationale for the reorganization

The reorganization is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Advisers, LLC (the “Advisor” or “JHA”) and subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM NA”). Each of RC 2010 and RC 2015 was originally designed for pre-retirement investors who anticipated retiring in or around the year designated in the respective Fund’s name. Because both funds have reached the end of their respective retirement glide paths, they are currently pursuing substantially similar investment strategies that are designed for investors now in or near retirement. The merger is being proposed to promote efficiency and economies of scale by combining the two Funds, which may reduce overall gross shareholder expenses in the future.

The proposed merger is expected to allow the shareholders of the Acquired Fund to pursue a substantially similar investment objective in a larger fund utilizing substantially similar investment strategies. The Acquiring Fund is expected to adopt a revised investment objective and revised principal investment strategies in conjunction with the merger, but the changes are intended primarily as clarifications, and are not expected to expose either Fund’s shareholders to investment strategies that are meaningfully different from those currently in effect. Each Fund seeks total return, with a focus on income-producing investments, and has the same target allocation between fixed-income and equity investments. The Funds currently have substantially similar portfolio compositions. The merger is expected to permit shareholders of both the Acquired Fund and the Acquiring Fund to maintain exposure to the same assets immediately before and after the merger. The shareholders of the Funds will continue to receive the benefits of investing in a fund-of-funds portfolio focused on fixed-income investments.

Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative. The combination of these Funds resulting from the reorganization may enable the combined Fund to benefit from the ability to spread fixed expenses over a larger asset base in a manner that may contribute to a lower expense ratio in the long-term than each Fund would achieve separately. On a pro forma basis, the overall net operating expense ratio of each class of the Acquiring Fund is estimated to be the same as the current net expense ratio for each corresponding class of the Acquired Fund. The reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Acquiring Fund had slightly stronger performance than the Acquired Fund year-to-date through September 30, 2015, and over the 1-, 3- and 5-year periods ended September 30, 2015, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the merger, and that variances in historical performance may be attributable in part to differences in target asset allocations.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to get more information

▪ The RC 2015 Class R1, Class R2 and Class R4 shares summary prospectus, the RC 2015 Class R6 shares summary prospectus and the RC 2015 Class 1 shares prospectus, each dated January 1, 2016 [, as supplemented to date]

The prospectus or summary prospectus, as applicable, for each share class to be issued in exchange for shares of RC 2010 is in the same envelope as this proxy statement and prospectus. Each such document is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

▪  The RC 2015 and RC 2010 Class R1, Class R2 and Class R4 shares prospectus, the RC 2015 and RC 2010 Class R6 shares prospectus and the RC 2015 and RC 2010 Class 1 shares prospectus, each dated January 1, 2016 [, as supplemented to date]

▪  The statement of additional information (“SAI”) dated [           ] [  ], 2016, which relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund (File no. [           ])

▪  The Retirement Choices annual shareholder report dated August 31, 2015

▪  The RC 2015 and RC 2010 SAI dated January

These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number:

[800-225-5291]. Information in these documents is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus. The SEC file numbers for John Hancock Funds II are 333-126293 and 811-21779.

Each Retirement Fund will furnish, without charge, a copy of its Annual Report and/or Semiannual Report to any shareholder upon request by writing to the Fund at 601 Congress Street, Boston, Massachusetts

2016[, as supplemented to date]	02210 or by calling [800-225-5291].
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: [800-225-5291.]

The date of this proxy statement and prospectus is [           ] [  ], 2016.

TABLE OF CONTENTS [**TO BE UPDATED]

INTRODUCTION

This proxy statement and prospectus is being used by the Board of Trustees of John Hancock Funds II (the “Board of Trustees”) to solicit proxies to be voted at a special meeting of the Retirement Funds’ shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on [April] [ ], 2016 at [2:00 P.M]. The purpose of the meeting is to consider (i) a proposal to approve an amendment to the Trust’s Amended and Restated Agreement and Declaration of Trust, which would permit Retirement Funds to merge into other Funds without shareholder approval, and (ii) a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of RC 2010 into RC 2015 (the “Reorganization”). This proxy statement and prospectus is being mailed to eligible shareholders on or about [February] [ ], 2016.

The proxy statement and prospectus includes information that is specific to the proposals referred to above, including summary comparisons. In considering Proposal 2, shareholders of RC 2010 should read the entire proxy statement and prospectus carefully, including Exhibit B (which contains a form of the Agreement), the enclosed summary prospectus, and the annual and semiannual reports (available upon request) of RC 2015, because they contain details that are not in the summary comparisons.

Who is eligible to vote?

Retirement Fund shareholders of record on January 22, 2016, are entitled to attend and vote at the meeting or any adjourned meeting. For each Proposal, each whole share of an eligible fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the applicable Proposal. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 — AMENDMENT TO DECLARATION OF TRUST

(All Retirement Funds)

INTRODUCTION

Shareholders of the Retirement Funds are being asked to approve a proposed amendment (the “Amendment”) to the Trust’s Amended and Restated Agreement and Declaration of Trust, dated August 12, 2005 (the “Declaration”), with the shareholders of each Retirement Fund voting as a single class. Currently, the Declaration provides that any merger, conversion or consolidation of any series of the Trust into any other corporation, association, trust or limited liability company requires authorization by the affirmative vote of holders of two-thirds of the outstanding shares of the Trust or the affected series, or, when the Board of Trustees has recommended the transaction, holders of a majority of the outstanding shares of the Trust or the affected series. The proposed Amendment to the Declaration will permit mergers of the Retirement Funds into other Funds without shareholder approval. Mergers involving Retirement Funds would still require approval by the Board of Trustees. The provisions in the Declaration governing mergers involving series of the Trust other than Retirement Funds will remain unchanged. The proposed change to the Declaration is intended to permit the Trust to consolidate Retirement Funds as they reach their respective target dates without incurring additional cost associated with obtaining shareholder approval.

BACKGROUND AND RATIONALE

The Board of Trustees of the Trust is proposing the Amendment in order to streamline the expected consolidation of the Retirement Funds as they reach their target dates. The Retirement Funds are generally designed for pre-retirement investors who plan to retire in or around the year designated in each respective Retirement Fund’s name. The Retirement Funds generally invest in a portfolio of assets the composition of which shifts over time, becoming more oriented towards current income as the applicable target date approaches. Retirement Funds that reach their target dates generally employ a static, income-oriented asset allocation that does not shift over time and is designed to be appropriate for investors in or near retirement. RC 2010 and RC 2015, two Retirement Funds that have reached their respective target dates, are currently pursuing substantially similar investment strategies. Other Retirement Funds are expected to pursue the same investment strategies as they reach their target dates. Because a number of Retirement Funds are expected to ultimately pursue identical investment strategies, consolidation of the Retirement Funds is expected to promote efficiency and economies of scale.

The proposed Amendment is intended to make it easier and less expensive for the Retirement Funds to consolidate by eliminating the need to seek shareholder approval of mergers of a Retirement Fund into another series of the Trust. The Declaration currently requires shareholder approval for all mergers involving series of the Trust, including the Retirement Funds. The Proposed Amendment would retain the shareholder approval requirements that are currently in effect for all series of the Trust other than the Retirement Funds (and for any Retirement Funds for which shareholders fail to approve the Amendment), but would add a carve-out pursuant to which mergers of Retirement Funds into other Funds would require approval only by the Board of Trustees. The proposed Amendment would permit Retirement Funds to merge without incurring the cost of seeking any further shareholder vote.

The provisions of the Declaration governing mergers and similar transactions are included in Section 8.4 of the Declaration. A comparison table showing the currently effective Section 8.4 of the Declaration next to Section 8.4 as it would be amended by the Amendment is included below. A complete copy of the proposed Amendment is attached hereto as Exhibit A.

Section 8.4 – As Currently in Effect	Proposed Amended Section 8.4 (new text underlined)
Section 8.4. The Trust or any Series thereof may merge, convert or consolidate into any other corporation, association, trust, limited liability company or other organization or may sell, lease or exchange all or substantially all of the Trust Property or Trust Property of such Series, as applicable, including its good will,	Section 8.4. The Trust or any Series thereof may merge, convert or consolidate into any other corporation, association, trust, limited liability company or other organization or may sell, lease or exchange all or substantially all of the Trust Property or Trust Property of such Series, as applicable, including its good will,

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upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by the affirmative vote of the holders of two-thirds of the Shares of the Trust or such Series outstanding and entitled to vote and present in person or by proxy at a meeting of Shareholders, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the Shares of the Trust or such Series; provided, however, that, if such merger, consolidation, conversion, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the Outstanding Shares of the Trust or such Series entitled to vote shall be sufficient authorization; and any such merger, conversion, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law.	upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by the affirmative vote of the holders of two-thirds of the Shares of the Trust or such Series outstanding and entitled to vote and present in person or by proxy at a meeting of Shareholders, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the Shares of the Trust or such Series; provided, however, that, if such merger, consolidation, conversion, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the Outstanding Shares of the Trust or such Series entitled to vote shall be sufficient authorization; and any such merger, conversion, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law; provided, further, that any Retirement Fund (as defined in Appendix B hereto, as may be amended from time to time)* may merge, convert or consolidate into any other Series of the Trust if approved by a majority of the Trustees, including a majority of Non-Interested Trustees, unless Shareholder approval is required by applicable law.

* Appendix B of the Declaration will list the Retirement Funds for which Board and shareholder approval of the Amendment has been obtained.

Any merger involving a Retirement Fund will also need to satisfy certain requirements in order to be permissible under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “1940 Act”). In particular, pursuant to Rule 17a-8 under the 1940 Act, in order to be permissible without a shareholder vote, any merger of affiliated funds must (i) involve funds that do not have materially different fundamental investment strategies, (ii) involve funds that do not have materially different advisory contracts, (iii) involve funds that have a majority of independent directors in common and (iv) not give rise to an increase in distribution fees (as a percentage of average net assets) for the target fund shareholders. Other statutory requirements may also apply.

BOARD OF TRUSTEES RECOMMENDATION

The Board of Trustees has concluded that the proposed Amendment is appropriate and will benefit the Retirement Funds and their shareholders. The Board of Trustees unanimously recommends that shareholders of each Retirement Fund approve the proposed Amendment.

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PROPOSAL 2 — REORGANIZATION OF RC 2010

Approval of Agreement and Plan of Reorganization between RC 2010 and RC 2015 (for purposes of this proposal, the “Funds”)

Under this Agreement, RC 2010 would transfer all of its assets to RC 2015 in exchange for corresponding shares of RC 2015, as described in the Agreement. These shares would be distributed proportionately to the shareholders of RC 2010. RC 2015 would also assume substantially all of the liabilities of RC 2010. The Board of Trustees unanimously recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Comparison of Funds’ Investment Objectives, Strategies, and Policies

Retirement Choices at 2010 Portfolio	Retirement Choices at 2015 Portfolio
(Acquired Fund)*	(Acquiring Fund)*

Approximate Net Assets of Each Fund (as of [December 31, 2015]):
[$249,698,697 million]	[$396,642,595 million]

Investment Advisor: John Hancock Advisers, LLC (“JHA” or the “Advisor”)

Investment Subadvisors:

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM NA”)

Portfolio Managers: The same individuals act as portfolio managers to both Funds and are expected to continue to act as portfolio managers to the Acquiring Fund following the Reorganization.

Robert Boyda

•   Senior Managing Director and Senior Portfolio Manager

•   Managed Acquiring Fund since 2010; managed Acquired Fund since inception

Marcelle Daher, CFA

•   Managing Director and Portfolio Manager

•   Managed Acquiring Fund since 2013; managed Acquired Fund since inception

Nathan Thooft, CFA • Managing Director • Managed Acquiring Fund since 2013; managed Acquired Fund since inception

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Investment Objectives:

Retirement Choices at 2010 Portfolio	Retirement Choices at 2015 Portfolio
(Acquired Fund)*	(Acquiring Fund)*

To seek high total return until its target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

[Acquiring Fund objective and strategies are shown pro forma for the revisions that are expected to be implemented upon closing of the Reorganization.]

To seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Principal Investment Strategies:

Under normal market conditions, the Fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors [who were] expected to retire around the year 2010.

The portfolio managers of the Fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors [who were] planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The Fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path.” As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The allocations reflected in the glide path are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The Fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the Fund or help it achieve its investment objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the Fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the Fund is at or close to

Under normal market conditions, the Fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the Fund is expected to maintain an allocation of about 8% of its assets in underlying funds that invest primarily in equity securities.

The Fund typically will have greater exposure to underlying funds that invest primarily in fixed-income securities than will other John Hancock Retirement Choices Portfolios, which are designed for investors who plan to retire around a specific target date.

The Fund’s allocations to equity and fixed-income are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The Fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the Fund or help it achieve its investment objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the Fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Retirement Choices Portfolios, the Fund is not designed to decrease its equity holdings over time. The Fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the Fund.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be

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Retirement Choices at 2010 Portfolio

(Acquired Fund)*

its designated retirement year.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may, from time to time, adjust the percent of assets invested in any specific underlying fund held by the Fund. Such adjustments may be made to increase or decrease the Fund’s holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds, or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the Fund’s assets subject to the management of a particular underlying fund’s portfolio manager or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

The Fund is designed for an investor who anticipates reevaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the Fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities after December 31 of the designated retirement year. This static allocation may be appropriate for some investors; however, other investors may wish to reallocate their investments and may remove all or most of their investment at retirement.

The Fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from

Retirement Choices at 2015 Portfolio

(Acquiring Fund)*

maintained in specific underlying funds. The portfolio managers may, from time to time, adjust the percent of assets invested in any specific underlying fund held by the Fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds, or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the Fund’s assets subject to the management of a particular underlying fund’s portfolio manager or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the Fund may be directed to its underlying funds that most deviate from the target.

The Fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The Fund may invest in exchange-traded funds (ETFs), the securities of other investment companies, and directly in other types of investments, such as U.S. government securities and derivatives, including credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or

6

Retirement Choices at 2010 Portfolio

(Acquired Fund)*

shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The Fund may invest in exchange-traded funds (ETFs), the securities of other investment companies, and directly in other types of investments, such as U.S. government securities and derivatives, including credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The Fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments. The Fund may also invest directly in exchange-traded notes (ETNs).

The Board of Trustees of the Fund may, in its discretion, determine to combine the Fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The Fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the Fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The Fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Retirement Choices at 2015 Portfolio

(Acquiring Fund)*

enhancing investment returns. The Fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments. The Fund may also invest directly in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the Fund with another fund if the target allocation of the Fund matches the target allocation of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The Fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the Fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds.

The Fund may invest in cash or money market instruments for purposes of meeting redemption requests or making other anticipated cash payments.

Temporary Defensive Investing:

The Fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the Fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

The Fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the Fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

7

Retirement Choices at 2010 Portfolio (Acquired Fund)* To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.	Retirement Choices at 2015 Portfolio (Acquiring Fund)* To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

*The investment objective and principal investment strategies of RC 2010 as shown in this table are substantially similar to those currently in effect for RC 2015. The investment objective and principal investment strategies of RC 2015 are shown pro forma for the Reorganization; in conjunction with and contingent upon the Reorganization, RC 2015 is expected to adopt the investment objective and principal investment strategies shown here.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between RC 2010 and RC 2015.

As noted above, the currently effective investment objective and principal investment strategies of the Acquired Fund and the Acquiring Fund are substantially similar. Subject to consummation of the Reorganization and approval by the Board of Trustees, the Acquiring Fund will adopt a revised investment objective and revised policies that will clarify that the Acquiring Fund is expected to be managed in accordance with a static asset allocation guideline going forward, as opposed to being managed in accordance with a glide path that calls for shifting asset allocations over time. The Acquiring Fund is likewise expected to change its name from “Retirement Choices at 2015 Portfolio” to “Retirement Choices Income Portfolio” to reflect its current and expected future investment focus. The revisions to the Acquiring Fund’s name, investment objective and strategies are clarifying changes and are not expected to result directly in any change in portfolio composition. The primary differences between the investment objective and principal investment strategies of the Acquired Fund and the Acquiring Fund (pro forma for the changes expected to be adopted at the time of the Reorganization) are summarized below.

The Acquired Fund’s current investment objective is to seek high total return until its target retirement date, with a greater focus on income as the target date approaches. The Acquiring Fund’s proposed revised investment objective will be to seek total return with a focus on current income.

The Acquired Fund’s current strategy disclosure describes an investment allocation “glide path” that shifts towards fixed-income investments over time, with a target allocation of 8% to underlying funds investing primarily in equity securities from and after the retirement year. The Acquiring Fund’s proposed revised strategy disclosure will state that the Fund is expected to maintain about 8% of its assets in underlying funds that invest primarily in equity securities, and will clarify that the Fund’s equity holdings are not expected to decrease over time.

The Acquired Fund’s current strategy disclosure states that the Fund is designed for investors expecting to retire around the year designated in the Fund’s name. The Acquiring Fund’s proposed revised strategy disclosure will state that the Fund is designed for investors in or near retirement and that it is anticipated that investors will make gradual withdrawals from the Fund.

8

COMPARISON OF FUND CLASSES, EXPENSES, ADVISORY ARRANGEMENTS, AND DISTRIBUTION PLANS

Comparison of Funds’ classes of shares

Class R1 sales charges and Rule 12b-1 fees

Class R1 shares of each Fund have the same characteristics and fee structures.

▪   Class R1 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class R1 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.50% of the average daily net assets of Class R1 shares.

▪   Class R1 shares are subject, in addition to the Rule 12b-1 fees, to a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Fund by retirement plans up to the annual rate of 0.25% of the average daily net assets of Class R1 shares held by plan participants.

▪   Class R1 shares are offered only to certain investors listed in the Funds’ prospectuses.

Class R2 sales charges and Rule 12b-1 fees

Class R2 shares of each Fund have the same characteristics and fee structures.

▪   Class R2 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class R2 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.25% of the average daily net assets of Class R2 shares.

▪   Class R2 shares are subject, in addition to the Rule 12b-1 fees, to a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Fund by retirement plans up to the annual rate of 0.25% of the average daily net assets of Class R2 shares held by plan participants.

▪   Class R2 shares are offered only to certain investors listed in the Funds’ prospectuses.

Class R4 sales charges and Rule 12b-1 fees

Class R4 shares of each Fund have the same characteristics and fee structures.

▪   Class R4 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class R4 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.25% of the average daily net assets of Class R4 shares.

▪   Class R4 shares are subject, in addition to the Rule 12b-1 fees, to a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Fund by retirement plans up to the annual rate of 0.10% of the average daily net assets of Class R4 shares held by plan participants.

▪   Class R4 shares are offered only to certain investors listed in the Funds’ prospectuses.

Class R6 sales charges and Rule 12b-1 fees

Class R6 shares of each Fund have the same characteristics and fee structures.

▪   Class R6 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class R6 shares are not subject to distribution and services (Rule 12b-1) fees.

▪   Class R6 shares are offered only to certain investors listed in the Funds’ prospectuses.

Class 1 sales charges and Rule 12b-1 fees

Class 1 shares of each Fund have the same characteristics and fee structures.

▪   Class 1 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class 1 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.05% of the average daily net assets of Class 1 shares.

▪   Class 1 shares are offered only to certain investors listed in the Funds’ prospectuses.

Comparison of buying, selling and exchanging shares

Buying shares	Investors may buy shares at net asset value (“NAV”), plus any applicable sales charge, as described herein, through a financial representative or the funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).
Minimum initial investment	Class R1, Class R2, Class R4 and Class 1 shares: no minimum initial investment requirement. Class R6 shares: $1 million, with exceptions for qualified and nonqualified plan investors that

9

do not require the Fund or its affiliates to pay any type of administrative payment, and for Trustees, employees of the Advisor or its affiliates and members of the Fund’s portfolio management team.
Exchanging shares	Class R1, Class R2, Class R4 and Class R6 shares: Holders of these shares may exchange their shares for shares of the same class of other John Hancock funds that are available through the shareholders’ plan, or for Class A shares of John Hancock Money Market Fund (“Money Market Fund”). Any future exchanges out of Money Market Fund Class A shares must be to the same share class from which they were originally exchanged.
Selling shares	Shareholders may redeem shares of the Fund on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: [888-972-8696.]
Net asset value	All purchases, exchanges, and sales are made at a price based on the next NAV per share of the class of the Fund to be calculated after Signature Services receives your request in good order. The NAV for each class of shares of the Fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open).

Comparison of expenses

As the tables below indicate, the hypothetical pro forma total annual net operating expenses of the Acquiring Fund after the Reorganization are expected to be the same as the Acquired Fund’s expenses for all share classes, after giving effect to contractual expense limitations.

Based on asset levels and portfolio composition as of August 31, 2015 the Acquiring Fund is charged a management fee of 0.46%. This is [not materially different from] the management fee at current asset levels paid by the Acquired Fund of 0.46%. Following the Reorganization, the Acquiring Fund is expected to have assets in excess of $650 million, which would result in a management fee approximately equal to the current rate.

The Funds’ expenses

Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less than current expenses.

The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective Fund and are based on expenses paid by the Funds for the 12-month period ended August 31, 2015 for each of the Acquiring Fund and the Acquired Fund, the end of each Fund’s most recently completed fiscal year. The tables also show the pro forma expenses of the Acquiring Fund assuming the Reorganization with the Acquired Fund had occurred on September 1, 2014. The Acquiring Fund’s expenses after the Reorganization may be greater or less than those shown.

It is anticipated that the net expense ratios for all classes of the Acquiring Fund shares to be issued in the Reorganization will be the same as the expense ratios of the corresponding share classes of the Acquired Fund, after giving effect to contractual expense limitations, if the proposed Reorganization is approved and implemented. For all share classes, total annual operating expenses are expected to decrease following the Reorganization, and net annual operating expenses are expected to remain the same following the Reorganization. The expense limitations shown in the pro forma column in the table below for each share class shall remain in effect until December 31, 2016, unless renewed by mutual agreement of the Acquiring Fund and the applicable service provider.

The following tables illustrate the anticipated change in operating expenses expected as a result of the Reorganization of the Acquired Fund into the Acquiring Fund.

10

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R1	Class R1	Class R1
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Annual Operating Expenses
Management fee	0.46%	0.46%	0.46%
Distribution and service (Rule 12b-1) fees	0.75%(a)	0.75%(a)	0.75%(a)
Other expenses	0.09%(b)	0.05%(b)	0.03%(b)
Acquired fund fees and expenses	0.16%(c)	0.17%(c)	0.17%(c)
Total annual fund operating expenses	1.46%(d)	1.43%(d)	1.41%(d)
Contractual expense reimbursement	-0.30%(e)	-0.25%(g)	-0.25%(g)
Total annual fund operating expenses after expense reimbursement	1.16%	1.18%	1.16%

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R2	Class R2	Class R2
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Annual Operating Expenses
Management fee	0.46%	0.46%	0.46%
Distribution and service (Rule 12b-1) fees	0.50%(a)	0.50%(a)	0.50%(a)
Other expenses	0.09%(b)	0.06%(b)	0.04%(b)
Acquired fund fees and expenses	0.16%(c)	0.17%(c)	0.17%(c)
Total annual fund operating expenses	1.21%(d)	1.19%(d)	1.17%(d)
Contractual expense reimbursement	-0.30%(e)	-0.26%(g)	-0.26%(g)

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	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R2	Class R2	Class R2
Total annual fund operating expenses after expense reimbursement	0.91%	0.93%	0.91%

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R4	Class R4	Class R4
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Annual Operating Expenses
Management fee	0.46%	0.46%	0.46%
Distribution and service (Rule 12b-1) fees	0.35%(a)	0.35%(a)	0.35%(a)
Other expenses	0.09%(b)	0.06%(b)	0.04%(b)
Acquired fund fees and expenses	0.16%(c)	0.17%(c)	0.17%(c)
Total annual fund operating expenses	1.06%(d)	1.04%(d)	1.02%(d)
Contractual expense reimbursement	-0.40%(e,f)	-0.36%(f,g)	-0.36%(f,g)
Total annual fund operating expenses after expense reimbursement	0.66%	0.68%	0.66%

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R6	Class R6	Class R6
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

12

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class R6	Class R6	Class R6
Annual Operating Expenses
Management fee	0.46%	0.46%	0.46%
Distribution and service (Rule 12b-1) fees	--	--	--
Other expenses	0.08%(b)	0.06%(b)	0.04%(b)
Acquired fund fees and expenses	0.16%(c)	0.17%(c)	0.17%(c)
Total annual fund operating expenses	0.70%(d)	0.69%(d)	0.67%(d)
Contractual expense reimbursement	-0.29%(e)	-0.26%(g)	-0.26%(g)
Total annual fund operating expenses after expense reimbursement	0.41%	0.43%	0.41%

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
	Class 1	Class 1	Class 1
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None
Annual Operating Expenses
Management fee	0.46%	0.46%	0.46%
Distribution and service (Rule 12b-1) fees	0.05%	0.05%	0.05%
Other expenses	0.07%(b)	0.04%(b)	0.02%(b)
Acquired fund fees and expenses	0.16%(c)	0.17%(c)	0.17%(c)
Total annual fund operating expenses	0.74%(d)	0.72%(d)	0.70%(d)
Contractual expense reimbursement	-0.28%(e)	-0.24%(g)	-0.24%(g)
Total annual fund operating expenses after expense reimbursement	0.46%	0.48%	0.46%

(a) “Service plan fee” has been restated to reflect maximum allowable fees.

(b) “Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

13

(c) “Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

(d) The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

(e) The advisor contractually agrees to reduce its management or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “other expenses of the fund” means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R4, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, “expenses of the share class” means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.26% of the fund’s average net assets. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

(f) The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

(g) The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R4, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the share class. For purposes of this agreement, “expenses of the class” means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.24% of the fund’s average net assets. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for RC 2010 and RC 2015, based on fees and expenses incurred during the 12-month periods ended August 31, 2015 for each of the Acquiring Fund and the Acquired Fund, the end of each Fund’s most recently completed fiscal year. The examples assume that you redeem all of your shares at the end of those periods. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming a Reorganization of RC 2010 into RC 2015 had occurred on September 1, 2014. The examples are for comparison purposes only and are not a representation of RC 2010’s or RC 2015’s actual expenses or returns, either past or future.

	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
Class R1
Year 1	$118	$120	$118
Year 3	$432	$428	$422
Year 5	$769	$758	$747
Year 10	$1721	$1692	$1669

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	RC 2010	RC 2015	RC 2015 (Pro Forma) (assuming reorganization with RC 2010)
Class R2
Year 1	$93	$95	$93
Year 3	$354	$352	$346
Year 5	$636	$629	$619
Year 10	$1439	$1420	$1397

Class R4
Year 1	$67	$69	$67
Year 3	$297	$295	$289
Year 5	$546	$539	$528
Year 10	$1258	$1238	$1215

Class R6
Year 1	$42	$44	$42
Year 3	$195	$195	$188
Year 5	$361	$358	$347
Year 10	$843	$834	$810

Class 1
Year 1	$47	$49	$47
Year 3	$208	$206	$200
Year 5	$384	$377	$366
Year 10	$892	$872	$848

Portfolio turnover

The Funds, which operate as funds of funds and invest in underlying funds, do not pay transaction costs, such as commissions, when they buy and sell shares of underlying funds (or “turn over” their portfolios). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the Funds. During the 12-month period ended August 31, 2015, the end of each Fund’s most recently completed fiscal year, the Acquiring Fund’s and the Acquired Fund’s portfolio turnover rates were 32% and 30%, respectively, of the average value of each Fund’s portfolio.

Comparison of advisory arrangements

RC 2010 and RC2015 have identical advisory agreements. As noted in the table under “Management Arrangements,” JHA serves as the investment advisor for RC 2010 and RC 2015. If the Reorganization is approved, RC 2015 is expected to have assets in excess of $650 million, in which case it would pay a management fee of approximately 0.46% on average daily net assets (assuming portfolio composition is unchanged). This is approximately equal to the current rate.

Management Arrangements

Each Fund pays monthly management fees to JHA equal to the following annual percentage of its average daily net assets:

15

RC 2010	RC 2015
Assets in a fund of JHF II or JHF III 0.060% — first $7.5 billion; 0.050% — excess over $7.5 billion Other assets 0.510% — first $7.5 billion; 0.500% — excess over $7.5 billion	Same

JHA, and not either of the Funds, pays subadvisory fees to JHAM US and JHAM NA.

For each Fund, the Advisor contractually agrees to reduce its management or, if necessary, make payment to the Fund in an amount equal to the amount by which other expenses of the Fund exceed 0.05% of the average annual net assets (on an annualized basis) of the Fund. For purposes of this agreement, “other expenses of the Fund” means all Fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (f) class specific expenses, (g) underlying Fund expenses (acquired Fund fees), and (h) short dividend expense.

Comparison of distribution plans

For Class R1, Class R2, Class R4 and Class R6 shares, the Funds’ Board of Trustees and shareholders have approved distribution plans (“Plans”) and adopted the Plans in accordance with Rule 12b-1 under the 1940 Act. The following table shows the Rule 12b-1 fees applicable to the Funds’ shares.

	RC 2010	RC 2015
Class R1	0.50%	0.50%
Class R2	0.25%	0.25%
Class R4	0.25%	0.25%
Class R6	-	-
Class 1	0.05%	0.05%

The fees charged under the Plans for Class R1, Class R2, Class R4 and Class R6 shares will be paid to each Fund’s distributor as direct compensation to the distributor in contemplation of such expenses. Class R6 shares of the Funds are not subject to any Rule 12b-1 plan.

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COMPARISON OF INVESTMENT RISKS

RC 2010 and RC 2015 are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. The following discussion compares and shows the similarities of the principal risks affecting each Fund. The principal risks affecting each Fund are the same and are expected to remain the same following the Reorganization.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between the Acquired Fund and the Acquiring Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of the Acquiring Fund is commensurate with the amount of risk involved in the authorized investments of the Acquired Fund.

Principal risks applicable to both Funds (listed in alphabetical order)

Active management risk. The subadvisors’ investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the Fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The Fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the Fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

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Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The Fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the Fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the Fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A fund’s investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve’s quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund’s performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

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Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual

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funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Comparison of Fund Performance

Past performance records of RC 2010 and RC 2015, including: (1) calendar year total returns (without sales charges) through December 31, 2015; and (2) average annual total returns (including imposition of sales charges) through December 31, 2015 are set forth under “Fund Past Performance” beginning on page [ ] of this proxy statement and prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit B. Additional information about the Reorganization and the Agreement is set forth below under “Further information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

▪	The Reorganization is scheduled to occur at 5:00 P.M., Eastern time, on [April] [ ], 2016, but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both Funds will be computed as of 4:00 P.M., Eastern time, on the closing date of the Reorganization.

▪	The Acquiring Fund will issue Class R1 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R1 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class R1 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class R1 shareholders of the Acquired Fund will become Class R1 shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class R2 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R2 shares. As part of the liquidation of the Acquired Fund, these

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shares will immediately be distributed to Class R2 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class R2 shareholders of the Acquired Fund will become Class R2 shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class R4 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R4 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class R4 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class R4 shareholders of the Acquired Fund will become Class R4 shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class R6 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R6 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class R6 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class R6 shareholders of the Acquired Fund will become Class R6 shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class 1 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class 1 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class 1 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class 1 shareholders of the Acquired Fund will become Class 1 shareholders of the Acquiring Fund.

▪	After the shares are issued, the existence of the Acquired Fund will be terminated.

Reasons for the Reorganization

The Board of Trustees has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The Reorganization is intended to result in an Acquiring Fund that has the potential to achieve greater opportunities for economies of scale than would be the case for the Acquired Fund. The Acquiring Fund currently has principal investment strategies that are [identical] to those of the Acquired Fund and, upon consummation of the Reorganization, is expected to adopt strategies that are likewise similar to those currently in effect for both Funds, and are intended to clarify the Fund’s status as being designed for investors currently in or near retirement.

It is anticipated that the expense ratios for all classes of the Acquiring Fund shares to be issued in the Reorganization will be the same as the expense ratios of the corresponding share classes of the Acquired Fund, after giving effect to contractual expense limitations, if the proposed Reorganization is approved and implemented. For share class of the Acquired Fund, total annual operating expenses are expected to decline as a result of the Reorganization, and are expected to remain the same after giving effect to expense limitations.

Board of Trustees consideration of the Reorganization

The Board of Trustees, including the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or of JHA (“Independent Trustees”), considered the Reorganization at its in-person meeting held on [December    , 2015], and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Advisor. In its review of the Reorganization, the Board of Trustees was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the [December    , 2015] meeting to recommend approval of the Reorganization, the Board of Trustees concluded that the participation of the Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as in the best interests of the Acquired Fund’s shareholders, and that the interests of existing Acquired Fund shareholders will not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board of Trustees inquired into a number of matters and considered, with respect to the Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund; (7) the terms and conditions of the

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Reorganization and whether the Reorganization would result in dilution of shareholder interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the expected tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

In addition to the factors set forth above, the Board of Trustees also took into account the specific factors listed below with respect to the Acquired Fund and the Acquiring Fund, respectively, in connection with its decision to recommend approval of the Reorganization on behalf of the Acquired Fund. With respect to performance information, the Board of Trustees reviewed information as of September 30, 2015.

1.	A combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce the Acquiring Fund’s expense ratio over time because of economies of scale if the Funds are combined.

2.	The Reorganization would permit the Acquired Fund’s shareholders to pursue a substantially similar investment objective in a larger fund utilizing substantially similar investment strategies. The Acquiring Fund is expected to adopt a revised investment objective and revised principal investment strategies in conjunction with the Reorganization, but the changes are intended primarily as clarifications, and are not expected to expose either Fund’s shareholders to investment strategies that are meaningfully different from those currently in effect. Each Fund currently seeks high total return, with a focus on income-producing investments, and has the same target allocation between fixed-income and equity investments. The Funds currently have substantially similar portfolio compositions, so the Reorganization would allow Acquired Fund and Acquiring Fund investors to maintain exposure to the same assets immediately before and after the merger. The shareholders of the Acquired Fund would continue to receive the benefits of investing in a fund-of-funds portfolio focused on fixed-income investments.

3.	On a pro forma basis, the overall operating expense ratio of each class of the Acquiring Fund is estimated to be the same as, the current expense ratio for each corresponding class of the Acquired Fund, after giving effect to contractual expense limitations. The pro forma overall estimated operating expense ratios of Class R1,Class R2, Class R4, Class R6 and Class 1 shares of the Acquiring Fund are estimated to be the same as the current expense ratios of Class R1, Class R2, Class R4, Class R6 and Class 1 shares of the Acquired Fund. Substantially all of the assets of each Fund are attributable to Class 1 shares. Over the longer term, the greater asset size of the combined fund may allow it, relative to either Fund currently, to reduce per-share expenses by spreading fixed costs over a larger asset base.

4.	The Acquiring Fund had slightly stronger performance than the Acquired Fund year-to-date through September 30, 2015, and over the 1-, 3- and 5-year periods ended September 30, 2015, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the merger, and that variances in historical performance may be attributable in part to differences in target asset allocations (including the Acquiring Fund’s higher allocation to equity underlying funds in previous years). The Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

5.	Shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization, and the Advisor provides the same advisory services to each Fund. Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited serve as the Funds’ subadvisors. The same individuals act as portfolio managers to both Funds and are expected to continue to act as portfolio managers to the Acquiring Fund following the Reorganization.

6.	The Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund or their shareholders as a result of the Reorganization.

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FUND PAST PERFORMANCE

Set forth below is past performance information for RC 2010 and RC 2015, which may help provide an indication of each Fund’s investment risk.

The bar chart under “Calendar year total returns” shows how each fund’s Class 1 total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average annual total returns” shows average annual total return for each Fund over time, for each of the Class 1, Class R1, Class R2, Class R4 and Class R6 share classes (including deductions for sales charges, as applicable) compared with a broad-based securities market index. Class 1 performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Retirement Choices at 2010 Portfolio

(Acquired Fund)

Calendar year total returns for Class 1:

[Best quarter: 2.28% (Quarter ended Q3’11)

Worst quarter: -1.72% (Quarter ended Q2’13)]

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Retirement Choices at 2015 Portfolio

(Acquiring Fund)

Calendar year total returns for Class 1:

[Best quarter: 3.05% (Quarter ended Q4’11)

Worst quarter: -1.97% (Quarter ended Q2’13)]

Average annual total returns for periods ended December 31, 2015

Fund	Share class	One year	Five years	Since inception April 30, 2010
Retirement Choices At 2010 Portfolio
(Acquired Fund)	Class 1 before tax	-0.04%	3.11%	3.44%
	Class 1 after tax on distributions	-0.85%	2.38%	2.70%
	Class 1 after tax on distributions, with sale	0.02%	2.13%	2.38%
	Class R1 before tax	-0.55%	2.14%	2.42%
	Class R2 before tax	-0.48%	1.71%	1.85%
	Class R4 before tax	-0.07%	3.00%	3.34%
	Class R6 before tax	0.02%	2.27%	2.42%
S&P 500 Index(a)		1.38%	12.57%	12.09%
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index(a)(b)(c)		0.48%	3.77%	4.08%

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Average annual total returns for periods ended December 31, 2015

Fund	Share class	One year	Five years	Since inception April 30, 2010
Retirement Choices At 2015 Portfolio
(Acquired Fund)	Class 1 before tax	0.19%	3.55%	3.90%
	Class 1 after tax on distributions	-0.90%	2.68%	3.04%
	Class 1 after tax on distributions, with sale	0.37%	2.43%	2.71%
	Class R1 before tax	-0.30%	2.57%	2.89%
	Class R2 before tax	-0.08%	2.42%	2.64%
	Class R4 before tax	0.06%	3.42%	3.78%
	Class R6 before tax	0.24%	2.84%	3.04%
S&P 500 Index(a)		1.38%	12.57%	12.09%
Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index(a)(b)(c)		0.48%	4.03%	4.41%

(a)	Reflects no deduction for fees, expenses or taxes.
(b)	Gross of foreign withholding taxes on dividends.
(c)	Blended benchmark consisting of 6% Russell 3000 Index, 2% MSCI ACWI ex-US Index, and 92% Barclays U.S. Aggregate Bond Index for each time period shown for the Acquired Fund, and from December 1, 2014 for the Acquiring Fund. For the Acquiring Fund, the weightings of the indices in the blended benchmark have been adjusted annually to reflect changes in the Acquiring Fund’s target asset allocation in accordance with the annual roll-down of the retirement glide path and differed in periods prior to December 1, 2014. Because the index composition was not adjusted in the historical periods for the Acquired Fund (which had consistent target asset allocations throughout the time periods), the index returns shown above for the Acquired Fund for the trailing 5-year period and since inception reflect a lower allocation to the indexes comprising equity securities and a higher allocation to the index comprising fixed-income securities.

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FURTHER INFORMATION ON THE REORGANIZATION

The Reorganization is not intended to result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund or the Acquiring Fund. In addition, the Reorganization will not take place unless the Acquired Fund and Acquiring Fund receive a satisfactory opinion from Ropes & Gray LLP (“Ropes & Gray”) substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a result, it is anticipated that, with respect to the Reorganization, for U.S. federal income tax purposes:

▪	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of substantially all liabilities of the Acquired Fund; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (i) “section 1256 contracts” as defined in Section 1256(b) of the Code or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (i) as a result of the closing of the tax year of the Acquired Fund, (ii) upon the termination of a position, or (iii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

▪	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund’s shares to the Acquired Fund and the assumption of substantially all of the Acquired Fund’s liabilities by the Acquiring Fund;

▪	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer, adjusted for any gain or loss required to be recognized as described above;

▪	Under Section 1223(2) of the Code, the tax holding period of the assets of the Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described above, in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

▪	Under Section 354 of the Code, you will not recognize gain or loss upon the exchange of your Acquired Fund shares solely for Acquiring Fund shares as part of the Reorganization;

▪	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares you receive in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares you surrender in exchange therefor;

▪	Under Section 1223(1) of the Code, the tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the Acquired Fund shares you surrender in the exchange, provided that you hold the Acquired Fund shares as capital assets on the date of the exchange; and

▪	Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

In rendering its opinion, Ropes & Gray will rely upon, among other considerations, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, you would recognize a taxable gain or loss equal to the difference between your tax basis in your Acquired Fund shares and the fair market value of the Acquiring Fund shares you received.

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Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

Between the shareholder meeting date of [ ], 2016 and the reorganization date of [ ], 2016, the Advisor expects to transition the Acquired Fund’s portfolio, which may include the sale of certain portfolio securities. It is anticipated that any sales of the Acquired Fund’s portfolio securities in connection with, but prior to the Reorganization will be immaterial. Such sales of portfolio securities, if any, would cause the Acquired Fund to incur related brokerage commissions or other transaction costs and could result in taxable gains that would be distributed to the Acquired Fund’s shareholders. It is anticipated that any brokerage costs incurred in connection with, but prior to the Reorganization will be de minimis. In addition, it is anticipated that any capital gains or losses that will result from the sale of portfolio securities in connection with, but prior to, the Reorganization will be de minimis.

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Reorganization. “Pre-acquisition losses” of either the Acquired Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholders base of the combined fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund will be available to offset capital gains of the combined fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders.

As of August 31, 2015, neither Fund had capital loss carryovers. As of November 13, 2015, each of the Acquired Fund and Acquiring Fund had unrealized appreciation equal to approximately 1% of its respective net assets.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

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This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit B, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the relevant Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the relevant Acquired Fund, and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s amended and restated agreement and declaration of trust and by-laws. The obligations of the Acquired Fund and the Acquiring Fund are also subject to the receipt of a favorable opinion of Ropes & Gray as to the U.S. federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(e) and (f) and 9(e) and (f)).

Termination of Agreement. The Board of Trustees, on behalf of the Acquired Fund or of the Acquiring Fund, may terminate the Agreement as to the respective Fund (even if the shareholders of the fund have already approved it) at any time before the Reorganization date, if the Board of Trustees believes that proceeding with the Reorganization for a Fund would no longer be advisable.

Expenses of the Reorganization. RC 2010 and RC 2015 will each pay an allocable portion of the costs that are incurred in connection with the Reorganization. The estimated cost of the Reorganization is approximately $92,700, of which $35,482 will be borne by RC 2010 and $57,218 will be borne by RC 2015. Notwithstanding the foregoing, RC 2010 and RC 2015 will each pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and RC 2015 will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of RC 2015 issued in connection with the Reorganization. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each Fund as of August 31, 2015, and the pro forma combined capitalization of the Acquiring Fund as if the proposed Reorganization had occurred on that date.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

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Funds	Net assets	Share class	NAV	Shares outstanding
Retirement Choices at 2010 Portfolio (Acquired Fund)	$124,774	Class R1	$11.04	11,303
	$234,555	Class R2	$11.02	21,277
	$100,580	Class R4	$11.02	9,124
	$310,053	Class R6	$11.03	28,122
	$250,040,237	Class 1	$11.02	22,686,256
Retirement Choices at 2015 Portfolio (Acquiring Fund)	$102,511	Class R1	$11.23	9,128
	$153,177	Class R2	$11.23	13,643
	$101,737	Class R4	$11.22	9,066
	$200,259	Class R6	$11.22	17,851
	$403,903,621	Class 1	$11.22	36,013,270
Decrease in net assets to reflect the estimated expenses of the Reorganization and decrease in outstanding shares relative to net asset value upon the Reorganization.	$(33)	Class R1	$0.00	(194)
	$(55)	Class R2	$0.00	(393)
	$(28)	Class R4	$0.00	(161)
	$(72)	Class R6	$0.00	(492)
	$(92,512)	Class 1	$0.00	(384,306)
Retirement Choices at 2015 Portfolio (Acquiring Fund) (pro forma assuming Reorganization)	$227,252	Class R1	$11.23	20,237
	$387,677	Class R2	$11.23	34,527
	$202,289	Class R4	$11.22	18,029
	$510,240	Class R6	$11.22	45,481
	$653,851,346	Class 1	$11.21	58,315,220

If the Reorganization had taken place on September 1, 2015: approximately 0.98 Class R1, 0.98 Class R2, 0.98 Class R4, 0.98 Class R6 and 0.98 Class 1 shares of RC 2015 would have been issued to holders of the Class R1, Class R2, Class R4, Class R6 and Class 1 shares of RC 2015, respectively, in accordance with the Agreement.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in each fund’s prospectus you can find additional information about the Fund.

Type of information	Headings in each prospectus
Investment objective and policies

Fund summary — Investment objective, Principal investment strategies, Principal risks

Fund details — Principal investment strategies, Principal risks of investing in the funds of funds

Additional information about the Funds’ principal risks (Class 1 only)

Additional information about the Funds’ principal investment policies (Class 1 only)

Portfolio management	Who’s who — Investment advisor, Subadvisors Fund summary – Portfolio management (Class 1 only)

Expenses	Fund summary — Fees and expenses

Custodian	Who’s who — Custodian

Shares of beneficial interest	Your account — Who can buy shares, Class cost structure, Class 1 Shares (Class 1 only)

Purchase of shares

Fund summary – Purchase and sale of fund shares

Your account — Who can buy shares, Class cost structure, Opening an account, Transaction policies, Dividends and account policies and Additional investor services

Redemption or sale of shares	Fund summary – Purchase and sale of fund shares Your account — Information for plan participants, Transaction policies and Dividends and account policies

Dividends, distributions, and taxes	Your account — Dividends and account policies

BOARD OF TRUSTEES RECOMMENDATION

For the reasons described above, the Board of Trustees, including the Independent Trustees, approved the Reorganization on behalf of the Acquired Fund. Similarly, the Board of Trustees, including the Independent Trustees, approved the Reorganization on behalf of the Acquiring Fund. They also determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders would not be diluted as a result of the Reorganization.

The trustees recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization for your Fund.

CONFLICTS OF INTEREST

The Reorganization is expected to benefit JHA, JHAM US and JHAM NA. Although the advisory fee rate paid by RC 2010, and the expected advisory fee rate of RC 2015 after the Reorganization, is the same as the advisory fee rate currently paid by shareholders of the Acquired Fund, JHA, JHAM US and JHAM NA are nonetheless expected to benefit from potential additional economies of scale as a result of increased assets under management.

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FOR PROPOSALS 1 AND 2:

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of each Retirement Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of each proposal described above requires the affirmative vote of a majority of the outstanding shares of the Retirement Funds entitled to vote on the proposal, with shareholders of each Retirement Fund voting as a separate class. All shareholders of the Retirement Funds are entitled to vote on Proposal 1. Shareholders of RC 2010 are entitled to vote on Proposal 2. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the applicable Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the applicable Fund.

Shares	Quorum	Voting
In general	All shares present in person or by proxy are counted towards a quorum.	Shares present at the meeting will be voted in person at the meeting. Shares present by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with no voting instruction (other than Broker non-vote)	Considered present at the meeting.	Voted “for” a proposal.
Broker non-vote	Considered present at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered present at the meeting.	Not voted. Same effect as a vote “against.”

If the required approval of the eligible shareholders is not obtained with respect to either Proposal, the Board of Trustees will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the applicable Proposal.

INFORMATION CONCERNING THE MEETING

Solicitation of proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, or in person by the trustees, officers, and employees of your fund; by personnel of your Fund’s investment advisor, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Retirement Funds at a cost of approximately $1,500 for the proxy. The costs of the preparation of these proxy materials and their distribution will be borne by the Retirement Funds, allocated among them on the basis of their relative net assets.

Revoking proxies

The Retirement Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

▪	By filing a written notice of revocation with the applicable Retirement Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913;

▪	By returning a duly executed proxy with a later date before the time of the meeting; or

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▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of the Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Quorum

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the applicable Retirement Fund that are entitled to vote on each Proposal, present in person or represented by proxy, will be considered a quorum for the transaction of business with respect to each Proposal.

The numbers of shares of beneficial interest of each Retirement Fund as of January 22, 2016 (the “record date”) are set forth on Exhibit C.

Other business

The Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposals identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the shares of the applicable Retirement Fund at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone voting

In addition to soliciting proxies by mail, by e-mail, or in person, your fund also may arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, Signature Services, or a third-party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions, and to confirm that the voting instructions have been properly recorded.

▪	A shareholder will be called on a recorded line at the telephone number in the Fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

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Internet voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the control number that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

▪	Read the proxy statement and prospectus and have your proxy card(s) at hand.

▪	Go to the website on the proxy card(s).

▪	Enter the control number found on your proxy card(s).

▪	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.

▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email, if chosen.

Shareholders’ Proposals

The management team of your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of your fund must submit the proposal in writing, so that it is received by the management team of your fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

Information as to the number of shares outstanding for each Retirement Fund, and share ownership of each Retirement Fund, as of the record date or such other recent date as may be indicated, is set forth in Exhibit C to this proxy statement.

EXPERTS

The financial highlights and financial statements of each of RC 2010 and RC 2015, included in the funds’ Annual Report to Shareholders for the fiscal years ended August 31, 2015 (File No. 811-21779), have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial highlights and financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Fund.

Each of RC 2010 and RC 2015 will furnish, without charge, a copy of its Annual Report for the fiscal year ended August 31, 2015 to any shareholder upon request. The Annual Report of each of RC 2010 and RC 2015 for the fiscal year ended August 31, 2015 was filed with the SEC on November 4, 2015.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements, and other information with the SEC. These reports, proxy statements, and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3

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World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at sec.gov.

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EXHIBIT A — AMENDMENT TO DECLARATION OF TRUST

JOHN HANCOCK FUNDS II

Amendment to the Amended and Restated Agreement and Declaration of Trust

The undersigned, being a majority of the Trustees of John Hancock Funds II (the “Trust”), acting pursuant to Section 8.3 of the Amended and Restated Agreement and Declaration of Trust of the Trust dated August 12, 2005 (the “Declaration of Trust”) hereby amend and restate Section 8.4 of the Declaration of Trust as follows:

Section 8.4. The Trust or any Series thereof may merge, convert or consolidate into any other corporation, association, trust, limited liability company or other organization or may sell, lease or exchange all or substantially all of the Trust Property or Trust Property of such Series, as applicable, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by the affirmative vote of the holders of two-thirds of the Shares of the Trust or such Series outstanding and entitled to vote and present in person or by proxy at a meeting of Shareholders, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the Shares of the Trust or such Series; provided, however, that, if such merger, consolidation, conversion, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the Outstanding Shares of the Trust or such Series entitled to vote shall be sufficient authorization; and any such merger, conversion, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law; provided, further, that any Retirement Fund (as defined in Appendix B hereto, as may be amended from time to time)* may merge, convert or consolidate into any other Series of the Trust if approved by a majority of the Trustees, including a majority of Non-Interested Trustees, unless Shareholder approval is required by applicable law.

[Signature page follows]

* Appendix B of the Declaration will list the Retirement Funds for which Board and shareholder approval of the Amendment has been obtained.

A-1

In witness whereof, the undersigned have executed this instrument in duplicate original counterparts and have caused a duplicate original to be lodged among the records of the Trust this _________, 2016.

Charles L. Bardelis	Theron S. Hoffman

James R. Boyle	Deborah C. Jackson

Craig Bromley	Hassell H. McClellan

Peter S. Burgess	James M. Oates

William H. Cunningham	Steven R. Pruchansky

Grace K. Fey	Gregory A. Russo

Warren A. Thomson

The Amended and Restated Agreement and Declaration of Trust of the Trust, dated August 12, 2005, a copy of which together with all amendments thereto is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that this instrument was executed by the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of them or the shareholders of the Trust individually, but are binding only upon the assets belonging to the Trust, or the particular Series of Shares in question, as the case may be.

A-2

EXHIBIT B — AGREEMENT AND PLAN OF REORGANIZATION

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [_________] [___], 2016, by and between Retirement Choices at 2010 Portfolio (the “Acquired Fund”), a series of John Hancock Funds II (the “Trust”), a Massachusetts business trust, and Retirement Choices at 2015 Portfolio (the “Acquiring Fund”), a series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the “Merger Shares”), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.	Representations and Warranties of the Acquiring Fund.

The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the “Trust Declaration”), and the 1940 Act.

(c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended August 31, 2015, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquiring Fund as of August 31, 2015, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2015, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

B-1

(f) The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Trust (the “Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h) Neither the Trust nor the Acquiring Fund is obligated under any provision of the Trust Declaration or the Trust’s By-laws dated June 28, 2005, as may be amended (the “Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j) No consent, approval, authorization, or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

(i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; and

(ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l) The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment strategies and investment restrictions set forth in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquiring Fund. In regard to the statement

B-2

above that the outstanding shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares.

(n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class R1, Class R2, Class R4, Class R6 and Class 1 shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

(o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee, and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q) The Acquiring Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.	Representations and Warranties of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust Declaration and the 1940 Act.

(c) The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as a RIC within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly

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authorized by all necessary action of the Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended August 31, 2015, and the audited financial statements appearing therein, having been audited by PwC, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of August 31, 2015, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2015, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund which assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust’s or the Acquired Funds’ ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i) Neither the Trust nor the Acquired Fund is obligated under any provision of the Trust Declaration or the Trust By-laws, and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j) The Acquired Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k) As used in this Agreement, the term “Acquired Fund Investments” shall mean:

(i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and

(ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens, or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or

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encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

(i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.	The Reorganization.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

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(i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities, or other investments, if, in the reasonable judgment of the Board of Trustees or the Acquired Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

(ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board of Trustees or the Acquiring Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2015 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2015.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 p.m., Eastern time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will (a) file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Trust Declaration and (b) implement any amendment to the Trust By-laws necessary to consummate the Reorganization.

4.	Valuation.

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value, (i) in the case of Class R1 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class R1 shares, (ii) in the case of Class R2 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class R2 shares, (iii) in the case of Class R4 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class R4 shares, (iv) in the case of Class R6 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class R6 shares and (v) in the case of Class 1 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class 1 shares, on such date, determined as hereinafter provided in this Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to

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procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.

5.	Payment of Expenses.

(a) Except as otherwise provided in this Section 5, the Acquired Fund and Acquiring Fund will bear an allocable portion of the costs and expenses incurred in connection with the Reorganization. The Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b) In the event that the Reorganization contemplated by this Agreement is not consummated, then John Hancock Advisers, LLC, investment advisor to the Acquired and Acquiring Funds, will bear all the costs and expenses incurred in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.

6.	Covenants of the Acquired Fund and the Acquiring Fund.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

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(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e) The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

(f) Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

(g) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(h) The Trust shall:

(i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Trust Declaration, and Trust By-laws, the 1940 Act and any other applicable law;

(ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(i) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date (taking into account extensions) shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(j) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund, and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Ropes & Gray LLP (“Ropes & Gray”), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Ropes & Gray).

(k) In connection with the covenant in subsection (j) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return, or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(l) After the Closing Date, the Acquiring Fund on behalf of the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by the Acquired Fund to the extent such expenses have been accrued by the Acquired Fund on or prior to the Closing Date; any excess expenses shall be borne by the investment advisor or an affiliate thereof.

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(m) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.

7.	Closing Date.

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [__________], 2016, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date (i) copies of all relevant tax books and records and (ii) confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.	Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That the Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees certified by its Secretary or Assistant Secretary.

(b) That the Acquiring Fund shall have furnished to the Acquired Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer, or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of Ropes & Gray, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund, substantially in the form and to the effect that:

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(i) both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii) the Acquiring Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv) neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid, and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquired Fund shall have obtained an opinion from Ropes & Gray dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquired Fund, and based upon such representations of the parties as Ropes & Gray may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.

9.	Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That the Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary or Assistant Secretary.

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(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquired Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of Ropes & Gray, special counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(i) both the Acquired Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii) the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv) neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquiring Fund shall have obtained an opinion from Ropes & Gray, counsel for the Acquired Fund, dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquiring Fund, and based upon such representations of the parties as Ropes & Gray may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

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(g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2015 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2015.

10.	Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(i) by consent of the Board of Trustees;

(ii) by the Board of Trustees if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

(iii) by the Board of Trustees if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the Reorganization contemplated by this Agreement has not been consummated by [ ], this Agreement automatically shall terminate on that date, unless a later date is determined by the Board of Trustees.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents, or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees, acting on behalf of one of the Funds (if such Fund is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents, or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent, or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders, to which that officer, trustee, agent, or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired

B-12

Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.	Indemnification.

(a) Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents, and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs, and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit, or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty, or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs, and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle, or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Other Matters.

(a) All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the Retirement Choices at 2010 Portfolio c/o John Hancock Funds II, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to Retirement Choices at 2015 Portfolio c/o John Hancock Funds II, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

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(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

(d) It is expressly agreed that the obligations of the Trust, on behalf of the Acquired Fund and on behalf of the Acquiring Fund, hereunder shall not be binding upon any of its trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Trust Declaration. The execution and delivery of this Agreement has been authorized by the Board of Trustees on behalf of the Acquired Fund and on behalf of the Acquiring Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust on behalf of the relevant Fund as provided in the Trust Declaration.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK FUNDS II,

on behalf of its series, Retirement Choices at 2010 Portfolio

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

JOHN HANCOCK FUNDS II,

on behalf of its series, Retirement Choices at 2015 Portfolio

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

Agreed to and accepted as to Section 5 only:

JOHN HANCOCK ADVISERS, LLC

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

B-15

EXHIBIT C — OUTSTANDING SHARES AND SHARE OWNERSHIP

This table shows, as of the record date, the number of shares of each class of each Retirement Fund to be voted at the meeting.

Fund	Shares Outstanding
[ ]
Class [ ]	[ ]
Class [ ]	[ ]
Class [ ]	[ ]
Total	[ ]

Set forth below for each Retirement Fund is information as to shareholders, if any, known by the Fund to own beneficially or of record 5% or more of the outstanding shares of any class of shares of the Fund as of the record date.

[As of the record date, the trustees and officers of each Retirement Fund owned in the aggregate less than 1% of each class of any fund’s outstanding shares.]

C-1

Thank you

for mailing your proxy card promptly!

[Logo] John Hancock(R) John Hancock Funds, LLC
MEMBER FINRA

601 Congress Street
Boston, MA 02210-2805

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

jhinvestments.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION

[           ] [  ], 2016

RETIREMENT CHOICES AT 2010 PORTFOLIO

(the “Acquired Fund,” a series of John Hancock Funds II)

AND

RETIREMENT CHOICES AT 2015 PORTFOLIO

(the “Acquiring Fund,” a series of John Hancock Funds II)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [           ] [  ], 2016). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). The Acquired Fund and Acquiring Fund are each series of John Hancock Funds II (the “Trust”). The Trust is a Massachusetts business trust. Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [    ] [    ], 2016 relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on [           ] [  ], 2016.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Advisers, LLC

601 Congress Street

Boston, Massachusetts 02210

800-225-5291

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statement of Additional Information dated [January 1], 2016, of each of the Acquiring Fund and the Acquired Fund (the “SAI”)

2.	The Annual Report of the Trust for the fiscal year ended August 31, 2015 with respect to each of the Acquiring Fund and the Acquired Fund (the “Annual Report”)

3.	Pro Forma Financial Information

INFORMATION INCORPORATED BY REFERENCE

The SAI is incorporated by reference to the Trust’s definitive materials as filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) (File Nos. 333-126293, 811-21779) on [January 1], 2016 (Accession No. [           ]).

The Annual Report is incorporated by reference to the Trust’s report on Form N-CSR (File No. 811-21779), as filed with the SEC on [           ] [  ], 2015 (Accession No. [           ]).

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the Annual Report, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the twelve months ended [August 31], 2015 is intended to present ratios and supplemental data as if the Reorganization of the Acquired Fund into the Acquiring Fund had been consummated on [September 1, 2014]. The Reorganization is intended to consolidate the Acquired Fund with a similar fund.

Each Fund is advised by John Hancock Advisers, LLC (“JHA”) and subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM NA”). Each Fund is a diversified series of its respective Trust, though each Fund may invest in underlying funds may be non-diversified.

The purpose of the Reorganization is to combine two funds with substantially similar investment objectives and substantially similar principal investment strategies. The combined fund offers economies of scale that may lead to lower shareholder expenses.

Each Fund has five classes of shares outstanding: Class R1 shares, Class R2 shares, Class R4 shares, Class R6 shares and Class 1 shares. In connection with the Reorganization, Class R1 shareholders of the Acquired Fund will receive Class R1 shares of the Acquiring Fund, Class R2 shareholders of the Acquired Fund will receive Class R2 shares of the Acquiring Fund, Class R4 shareholders of the Acquired Fund will receive Class R4 shares of the Acquiring Fund, Class R6 shareholders of the Acquired Fund will receive Class R6 shares of the Acquiring Fund and Class 1 shareholders of the Acquired Fund will receive Class 1 shares of the Acquiring Fund.

Class R1 shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class R1 shares of each Fund are offered without a front-end sales charge or CDSC. Class R1 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.50% of the average daily net assets of Class R1 shares and are subject to a direct compensation plan. JHA has contractually agreed through December 31, 2016 and December 31, 2016, for each of the Acquired Fund and Acquiring Fund, respectively, to waive and/or reimburse all class specific expenses for the class to the extent they exceed 0.75% of average annual net assets (on an annualized basis) attributable to Class R1 shares of the Fund.

Class R2 shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class R2 shares of each Fund are offered without a front-end sales charge or CDSC. Class R2 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.25% of the average daily net assets of Class R2 shares and are subject to a direct compensation plan. JHA has contractually agreed through December 31, 2016 and December 31, 2016, for each of the Acquired Fund and Acquiring Fund, respectively, to waive and/or reimburse all class specific expenses for the class to the extent they exceed 0.50% of average annual net assets (on an annualized basis) attributable to Class R2 shares of the Fund.

Class R4 shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class R4 shares of each Fund are offered without a front-end sales charge or CDSC. Class R4 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.25% of the average daily net assets of Class R4 shares and are subject to a direct compensation plan. JHA has contractually agreed through December 31, 2016 and December 31, 2016, for each of the Acquired Fund and Acquiring Fund, respectively, to waive and/or reimburse all class specific expenses for the class to the extent they exceed 0.25% of average annual net assets (on an annualized basis) attributable to Class R4 shares of the Fund.

Class R6 shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class R6 shares of each fund are offered without a front-end sales charge or CDSC, and are not subject to distribution and service (Rule 12b-1) fees. JHA has contractually agreed through December 31, 2016 and December 31, 2016, for each of the Acquired Fund and Acquiring Fund, respectively, to waive and/or reimburse all class specific expenses for the class to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares of the Fund.

Class 1 shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class 1 shares of each Fund are offered without a front-end sales charge or CDSC. Class 1 shares are subject to distribution and service (Rule 12b-1) fees equal to the annual rate of 0.05% of the average daily net assets of Class 1 shares and are subject to a direct compensation plan.

[As of September 30, 2015, the Acquired Fund’s net assets amounted to approximately $251.2 million and the Acquiring Fund’s net assets amounted to approximately $401.3 million. The estimated net assets of the combined fund, had the Reorganization been consummated on September 30, 2015, are approximately $652.5 million.]

Each Fund pays management fees to JHA equal to the annual percentages of average daily net assets, as shown in the following table:

Annual Advisory Fee Rates

Retirement Choices at 2010 Portfolio	Retirement Choices at 2015 Portfolio
Assets in a fund of JHF II or JHF III 0.060% — first $7.5 billion; 0.050% — excess over $7.5 billion Other assets 0.510% — first $7.5 billion; 0.500% — excess over $7.5 billion	Same

JHA pays subadvisory fees to JHAM US and JHAM NA from its own assets and not from the assets of the relevant fund.

The Funds have the same other service providers, as detailed in the following table.

Distributor	John Hancock Funds, LLC 601 Congress Street Boston, MA 02210-2805
Transfer agent	John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913
Custodian	State Street Bank & Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent registered public accounting firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110

On a pro forma basis, for the twelve months ended August 31, 2015, the proposed reorganization of the Acquiring Fund and the Acquired Fund would have resulted in no change in management fees, a decrease in audit fees of approximately $45,627 and a decrease in registration fees of approximately $90,000, resulting in a $135,627 change in the gross operating expense for the combined fund’s expense ratios and a savings of less than $0.01 per share for the combined fund. No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The Acquiring Fund is expected to be the accounting survivor after the Reorganization.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholders base of the combined fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund will be available to offset capital gains of the combined fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders.

As of August 31, 2015, neither Fund had capital loss carryovers. As of November 13, 2015, each of the Acquired Fund and Acquiring Fund had unrealized appreciation equal to approximately 1% of its respective net assets.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

The Acquired Fund and Acquiring Fund will each pay an allocable portion of the costs that are incurred in connection with the Reorganization. Notwithstanding the foregoing, the Acquired Fund and Acquiring Fund will each pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Fund issued in connection with the Reorganization. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

PART C
OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Funds II (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-126293 and 811-21779) as filed with the Securities and Exchange Commission (the “SEC”) on December 28, 2015 (accession no. 0001133228-15-006622), which information is incorporated herein by reference.

Item 16. Exhibits

1(a)	Agreement and Declaration of Trust dated June 28, 2005 – previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

1(a)(1)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 – previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

1(a)(2)	Amendment dated September 29, 2006 to the Amended and Restated Declaration of Trust dated August 12, 2005 – previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

1(a)(3)	Amendment dated July 9, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 8.4 – previously filed as exhibit (a)(4) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950123-09-073185.

1(a)(4)	Amendment dated September 26, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 2.14 – previously filed as exhibit (a)(4) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

1(a)(5)	Amendment dated December 29, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth and Small Cap Funds – previously filed as exhibit (a)(6) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950123-09-073185.

1(a)(6)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Absolute Return and Small Company Funds – previously filed as exhibit (a)(7) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950123-09-073185.

1(a)(7)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth, Core Equity, Mid Cap Value and Small Cap Funds – previously filed as exhibit (a)(8) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950123-09-073185.

1(a)(8)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth, Core Equity, Mid Cap Value and Small Cap Funds – previously filed as exhibit (a)(9) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

2(a)	By-Laws of the Registrant dated June 28, 2005 – previously filed as exhibit (b) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

2(a)(1)	Amendment dated December 13, 2006 to By-laws of the Registrant dated June 28, 2005 – previously filed as exhibit (b)(2) to post effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization – FILED HEREWITH AS EXHIBIT B TO THE PROXY STATEMENT/PROSPECTUS.

5	Included in Exhibits 1 and 2 hereto.

6(a)	Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(Y) to post-effective amendment no.116 filed on December 24, 2013, accession number 0001133228-13-005161.

6(a)(1)	Amendment dated June 25, 2014 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(B) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

6(a)(2)	Amendment dated September 26, 2014 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(B) to post-effective amendment no.145 filed on November 14, 2014, accession number 0001133228-14-004109.

6(a)(3)	Amendment dated November 25, 2014 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(C) to post-effective amendment no.146 filed on November 26, 2014, accession number 0001133228-14-004245.

6(a)(4)	Amendment dated December 17, 2014 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(D) to post-effective amendment no.150 filed on December 23, 2014, accession number 0001133228-14-004936.

6(a)(5)	Amendment dated June 25, 2015 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC – previously filed as exhibit (d)(1)(F) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(b)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited– previously filed as exhibit (d)(2) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(c)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(3) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(c)(2)	Amendment dated September 26, 2014 to Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(3)(B) to post-effective amendment no.145 filed on November 14, 2014, accession number 0001133228-14-004109.

6(c)(3)	Amendment dated December 17, 2014 to Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(3)(C) to post-effective amendment no. 153 filed on February 20, 2015, accession number 0001133228-15-000446.

6(d)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Baillie Gifford Overseas Ltd. – previously filed as exhibit (d)(4) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(e)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Declaration Management & Research LLC – previously filed as exhibit (d)(6) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(f)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Deutsche Investment Management Americas Inc. – previously filed as exhibit (d)(7)(A) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(g)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Dimensional Fund Advisors LP – previously filed as exhibit (d)(8) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(h)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and First Quadrant, L.P. – previously filed as exhibit (d)(9) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(i)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Franklin Advisers, Inc. – previously filed as exhibit (d)(10) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(j)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Franklin Mutual Advisers, LLC – previously filed as exhibit (d)(11) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(k)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Franklin Templeton Investments Corp. – previously filed as exhibit (d)(12) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(l)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(13) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(m)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Invesco Advisers, Inc. – previously filed as exhibit (d)(14) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(n)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Jennison Associates LLC – previously filed as exhibit (d)(15) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(n)(2)	Amendment dated July 17, 2014 to the Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Jennison Associates LLC – previously filed as exhibit (d)(14)(B) to post-effective amendment no.146 filed on November 26, 2014, accession number 0001133228-14-004245.

6(o)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Pacific Investment Management Company LLC – previously filed as exhibit (d)(16) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(o)(2)	Form of Amendment dated December 18, 2014 to Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Pacific Investment Management Company LLC – previously filed as exhibit (d)(14)(B) to post-effective amendment no. 150 filed on December 23, 2014, accession number 0001133228-14-004936.

6(p)(1)	Subadvisory Agreement dated May 30, 2014 between John Hancock Advisers, LLC and QS Investors, LLC – previously filed as exhibit (d)(15)(A) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(p)(2)	Notice of Termination of Subadvisory Agreement to certain series by QS Investors, LCC dated December 18, 2014 – previously filed as exhibit (d)(15)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(q)	Subadvisory Agreement dated March 14, 2014 between John Hancock Advisers, LLC and Robeco Investment Management, Inc. – previously filed as exhibit (d)(18) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(r)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Standard Life Investments (Corporate Funds) Limited – previously filed as exhibit (d)(20) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(r)(2)	Form of Sub-Subadvisory Agreement dated June 25, 2015 between Standard Life Investments (Corporate Funds) Limited and Standard Life Investments (USA) Limited – previously filed as exhibit (d)(17)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(s)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Stone Harbor Investment Partners LP – previously filed as exhibit (d)(21) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(t)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(22) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(u)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Turner Investments, L.P.– previously filed as exhibit (d)(23) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(v)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Templeton Investment Counsel, LLC. – previously filed as exhibit (d)(24)(A) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(w)	Subadvisory Agreement dated January 1, 2015 between Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited, in relation to International Value Fund – previously filed as exhibit (d)(17)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(x)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Wellington Management Company LLP – previously filed as exhibit (d)(25) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(x)(2)	Notice of Termination of Subadvisory Agreement by Wellington Management Company LLP as to the Natural Resources Fund dated July 1, 2014 – previously filed as exhibit (d)(21)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(y)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Wells Capital Management, Incorporated – previously filed as exhibit (d)(26) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(z)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Western Asset Management Company – previously filed as exhibit (d)(27)(A) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(aa)	Subadvisory Agreement dated January 1, 2014 between Western Asset Management Company and Western Asset Management Company Limited, in relation to High Yield Fund – previously filed as exhibit (d)(23)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(bb)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Allianz Global Investors U.S. LLC. – previously filed as exhibit (d)(28) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

6(cc)	Subadvisory Agreement dated September 26, 2014 between John Hancock Advisers, LLC and Brandywine Global Investment Management, LLC. – previously filed as exhibit (d)(27) to post-effective amendment no.146 filed on November 26, 2014, accession number 0001133228-14-004245.

6(dd)	Subadvisory Agreement dated September 26, 2014 between John Hancock Advisers, LLC and Gannett Welsh & Kotler, LLC. – previously filed as exhibit (d)(28) to post-effective amendment no.146 filed on November 26, 2014, accession number 0001133228-14-004245.

6(ee)	Research, Advisory and Investment Management Agreement dated January 1, 2014 between Deutsche Asset Management, Inc. and RREEF America L.L.C. – previously filed as exhibit (d)(6)(B) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(ff)	Research, Advisory and Investment Management Agreement dated January 1, 2014 between RREEF America L.L.C. and Deutsche Alternative Asset Management (Global) Limited.– previously filed as exhibit (d)(6)(C) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

6(gg)	Amended Research and Advisory Agreement dated January 1, 2014 between RREEF America L.L.C. and Deutsche Investments Australia Limited – previously filed as exhibit (d)(6)(D) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

7	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC – previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

8	Not Applicable.

9(a)(1)	Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company – previously filed as exhibit (g) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

9(a)(2)	Amendment dated October 1, 2015 to Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company – previously filed as exhibit (g)(1)(b) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

9(a)(3)	Master Global Custodian Agreement dated March 3, 2014 between John Hancock Funds II and Citibank, N.A., – previously filed as exhibit (g)(2)(a) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

9(a)(4)	Amendment dated June 10, 2015 to Master Global Custodian Agreement dated March 3, 2014 between John Hancock Funds II and Citibank, N.A., – previously filed as exhibit (g)(2)(b) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

10(a)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares – previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares – previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares – previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares – previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares – previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006 – previously filed as exhibit (m)(6) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

10(a)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006 – previously filed as exhibit (m)(7) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

10(a)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares – previously filed as exhibit (m)(12) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

10(a)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares – previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares – previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

10(a)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares – previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

10(a)(12)	Class R4 Rule 12b-1 Fee Waiver Letter Agreement dated September 16, 2015, between the Registrant and John Hancock Funds, LLC — previously filed as exhibit (h)(10) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

10(a)(13)	Amended and Restated Multiple Class Plan dated as of December 17, 2014, pursuant to Rule 18f-3—previously filed as exhibit (n) to post-effective amendment no. 152 filed on January 26, 2015, accession number 0001133228-15-000301.

11	Opinion and Consent of Ropes & Gray LLP, regarding legality of issuance of shares and other matters – FILED HEREWITH.

12	Form of Opinion of Ropes & Gray LLP on tax matters – TO BE FILED BY AMENDMENT.

13(a)(1)	Amended and Restated Transfer Agency and Service Agreement for John Hancock Funds dated July 1, 2013 – previously filed as exhibit (h)(1) to post-effective amendment no. 113 filed on December 19, 2013, accession number 0001133228-13-005052.

13(a)(2)	Amendment dated October 1, 2013 to the Amended and Restated Transfer Agency and Service Agreement dated July 1, 2013 — previously filed as exhibit (h)(1)(A) to post-effective amendment no. 113 filed on December 19, 2013, accession number 0001133228-13-005052.

13(b)(1)	Class R Service Plan dated June 30, 2006 – previously filed as exhibit (h)(3) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

13(b)(2)	Class R1 Service Plan dated June 30, 2006 – previously filed as exhibit (h)(4) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

13(b)(3)	Class R2 Service Plan – previously filed as exhibit (h)(12) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

13(b)(4)	Class R3 Service Plan – previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

13(b)(5)	Class R4 Service Plan – previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

13(b)(6)	Class R5 Service Plan – previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

13(c)	Amendment to Securities Lending Agency Agreement dated as of October 20, 2008 between Registrant and The Goldman Sachs Trust Company – previously filed as exhibit (h)(12) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

13(d)	Amended and Restated Service Agreement dated June 25, 2014 between Registrant and John Hancock Advisers, LLC – previously filed as exhibit (h)(10) to post-effective amendment no. 139 filed on August 25, 2014, accession number 0001133228-14-002932.

13(e)	Expense Limitation Letter Agreement and Voluntary Expense Limitation Notice dated September 16, 2015 between the Registrant and John Hancock Advisers, LLC – previously filed as exhibit (h)(9) to post-effective amendment no.162 filed on December 28, 2015, accession number 0001133228-15-006622.

13(f)	Agreement to Waive Advisory Fees and Reimburse Expenses dated January 2, 2015 between the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit (h)(15) to post-effective amendment no. 153 filed on February 20, 2015, accession number 0001133228-15-000446.

13(g)(1)	Services Agreement dated March 3, 2014 between John Hancock Mutual Funds and Citi Fund Services Ohio Inc., – previously filed as exhibit (h)(16)(A) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

13(g)(2)	Amendment No. 1 dated February 1, 2015 to Services Agreement dated March 3, 2014 between John Hancock Mutual Funds and Citi Fund Services Ohio Inc., – previously filed as exhibit (h)(16)(B) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

13(g)(3)	Amendment dated June 15, 2015 to Services Agreement dated March 3, 2014 between John Hancock Mutual Funds and Citi Fund Services Ohio Inc., – previously filed as exhibit (h)(16)(C) to post-effective amendment no. 160 filed on November 25, 2015, accession number 0001133228-15-006091.

14	Consent of PricewaterhouseCoopers LLP – FILED HEREWITH.

15	Not Applicable.

16	Power of Attorney dated December 10, 2015 –FILED HEREWITH.

17	Forms of Proxy Card – FILED HEREWITH.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that a final form of the Opinion and Consent of Ropes & Gray LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Funds II, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of January, 2016.

JOHN HANCOCK FUNDS II

By: /s/ Andrew G. Arnott

Name: Andrew G. Arnott

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	January 6, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	January 6, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	January 6, 2016
Charles L. Bardelis

/s/ James R. Boyle* James R. Boyle	Trustee	January 6, 2016
/s/ Craig Bromley*	Trustee	January 6, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	January 6, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	January 6, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	January 6, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	January 6, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	January 6, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	January 6, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	January 6, 2016
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	January 6, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	January 6, 2016
Gregory A. Russo

/s/ Warren A. Thomson*	Trustee	January 6, 2016
Warren A. Thomson

*By:	/s/ Ariel Ayanna Ariel Ayanna, Attorney-In-Fact, *Pursuant to Power of Attorney filed Herewith

EXHIBIT INDEX

11	Opinion and Consent of Ropes & Gray LLP, regarding legality of issuance of shares and other matters.

14	Consent of PricewaterhouseCoopers LLP.

16	Power of Attorney dated December 10, 2015.

17	Forms of Proxy Card.